UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2011

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    TPG-Axon Management LP
Address: 888 Seventh Avenue, 38th Floor
         New York, New York  10019

13F File Number:  028-14546

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Dinakar Singh
Title:     Chief Executive Officer
Phone:     (212) 479-2000

Signature, Place, and Date of Signing:

 /s/    Dinakar Singh     New York, New York     November 14, 2011

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    29

Form 13F Information Table Value Total:    $1,642,117 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ALBEMARLE CORP                 COM              012653101    16953   419625 SH       SOLE                   419625        0        0
COCA COLA ENTERPRISES INC NE   COM              19122T109    73388  2949690 SH       SOLE                  2949690        0        0
COMMUNITY HEALTH SYS INC NEW   COM              203668108    72767  4373000 SH       SOLE                  4373000        0        0
CONSOL ENERGY INC              COM              20854P109    29689   875000 SH       SOLE                   875000        0        0
COVIDIEN PLC                   SHS              G2554F113     7051   159877 SH       SOLE                   159877        0        0
ENSCO PLC                      SPONSORED ADR    29358Q109   118662  2935000 SH       SOLE                  2935000        0        0
EQUINIX INC                    COM NEW          29444U502   150567  1695000 SH       SOLE                  1695000        0        0
EXPRESS SCRIPTS INC            COM              302182100    70989  1915000 SH       SOLE                  1915000        0        0
FIDELITY NATL INFORMATION SV   COM              31620M106    26752  1100000 SH       SOLE                  1100000        0        0
FISERV INC                     COM              337738108    28431   560000 SH       SOLE                   560000        0        0
GRACE W R & CO DEL NEW         COM              38388F108    59204  1777894 SH       SOLE                  1777894        0        0
JOY GLOBAL INC                 COM              481165108    88892  1425000 SH       SOLE                  1425000        0        0
MASTERCARD INC                 CL A             57636Q104    26641    84000 SH       SOLE                    84000        0        0
MEDCO HEALTH SOLUTIONS INC     COM              58405U102    12191   260000 SH       SOLE                   260000        0        0
METLIFE INC                    COM              59156R108    51118  1825000 SH       SOLE                  1825000        0        0
MOSAIC CO NEW                  COM              61945C103    53328  1089000 SH       SOLE                  1089000        0        0
RF MICRODEVICES INC            COM              749941100    26945  4250000 SH       SOLE                  4250000        0        0
SARA LEE CORP                  COM              803111103    14699   899000 SH       SOLE                   899000        0        0
SCHLUMBERGER LTD               COM              806857108    33449   560000 SH       SOLE                   560000        0        0
SIRIUS XM RADIO INC            COM              82967N108   117059 77522200 SH       SOLE                 77522200        0        0
SKYWORKS SOLUTIONS INC         COM              83088M102    57408  3200000 SH       SOLE                  3200000        0        0
TD AMERITRADE HLDG CORP        COM              87236Y108   104007  7072900 SH       SOLE                  7072900        0        0
TIME WARNER CABLE INC          COM              88732J207   105662  1686000 SH       SOLE                  1686000        0        0
UNION PAC CORP                 COM              907818108    25079   307076 SH       SOLE                   307076        0        0
UNIVERSAL HLTH SVCS INC        CL B             913903100     7480   220000 SH       SOLE                   220000        0        0
VIACOM INC NEW                 CL B             92553P201   104239  2690745 SH       SOLE                  2690745        0        0
VIRGIN MEDIA INC               COM              92769L101    90704  3725000 SH       SOLE                  3725000        0        0
VISA INC                       COM CL A         92826C839    41403   483000 SH       SOLE                   483000        0        0
ZHONGPIN INC                   COM              98952K107    27360  3600000 SH       SOLE                  3600000        0        0